SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
SHAREHOLDERS' EQUITY
Schedule of company's ordinary shares on a retroactively adjusted basis

The table below presents the Company’s ordinary shares on a retroactively adjusted basis, reflecting the 25:1 share consolidation and the subsequent 35:1 share consolidation.

				Amount of	Additional
	Original		Further	Ordinary	Paid in
Reconciliation of Ordinary Shares	Shares	25:1	35:1	Shares	Capital
Consolidated Opening balance at December 31, 2023	11,675,216	467,009	13,344	$11,675	$6,845,394
Share-based compensation - Scholar May 14, 2024	23,360	935	27	23	24,738
Share-based compensation - Employee May 31, 2024	889,960	35,599	1,016	890	1,129,359
Share-based compensation - executive officers May 31, 2024	285,960	11,439	328	286	362,883
Scholar - 08/26/2024	23,360	935	27	24	26,140
Private Place 09/18/2024	2,722,224	108,889	3,112	2,722	403,953
B Warrants exercised - 10/31/2024	8,557,554	342,303	9,781	8,558	765,771
A Warrants exercised	—	—	—	—	223,361
A Warrants exercised - 11/17/2024	1,038,889	41,556	1,188	1,039	89,397
Adjustment for share consolidation	—	—	—	3	(3)
Outstanding shares at 12/31/2024	25,216,523	1,008,665	28,823	25,220	9,870,993

A Warrants exercised - Cash 02/03/2025	600,000	24,000	686	600	129,000
A Warrants exercised - Cash 02/05/2025	900,000	36,000	1,029	900	193,500
1500000 A Warrants reclassified from liability per exercising	—	—	—	—	126,180
Deconsolidation of VIE	—	—	—	—	(2,572,437)
Adjustment for share consolidation	—	21	4	4	(4)
Outstanding shares at December 31, 2025	26,716,523	1,068,686	30,542	26,724	7,747,232